INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Patents	Patents consists of the following:

	June 30, 2014	December 31, 2013

Patents	$616,020	$579,235
Less: Accumulated amortization	43,126	35,695

	$572,894	$543,540
Patents consists of the following:
	December 31, 2013	December 31, 2012

Patents	$579,235	$509,360
Less: Accumulated amortization	35,695	20,834

	$543,540	$488,526